GENERAL	12 Months Ended
Dec. 31, 2019
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”) (Notes 1c and 22).

The Company was established based on notarial deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2‑6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Articles of Association has been amended several times, the latest amendments of which were pertaining to the increase in the flexibility and independency of the Board Commissioners in approving the Directors’ actions at a certain threshold as stated in notarial deeds No. 32 dated June 21, 2019 of Ashoya Ratam, S.H., M.Kn. Such amendments were accepted and approved by the Ministry of Law and Human Rights of the Republic of Indonesia (“MoLHR”) in its letter No. AHU-0032595.AH.01.02 dated June 24, 2019.

In accordance with Article 3 of the Company’s Articles of Association, the scope of its activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. In regard to achieving its objectives, the Company is involved in the following activities:

i.   Main business:

(a)  Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with prevailing laws and regulations.

(b)  Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with prevailing laws and regulations.

(c)  Investing including in the form of equity capital in other companies in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)  Providing payment transactions and money transferring services through telecommunications and information networks.

(b)  Performing other activities and undertakings in connection with the optimization of the Company’s resources, which among others, include the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repairs and maintenance facilities.

(c)  Collaborating with other parties in order to optimize the information, communication or technology resources owned by other parties as service provider in information, communication and technology industry, as to achieve the purposes and objectives of the Company.

The Company’s head office is located at Jalan Japati No. 1, Bandung, West Java.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time as long as the Company complies with prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), which replaced the previous Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise information such as network development progress, service quality standard achievement, numbers of customers, license payment and universal service contribution, while for internet telephone services for public purpose, internet interconnection service, and internet access service, there is additional information required such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/M.KOMINFO/05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/ M.KOMINFO/2018	Interconnection services	December 26, 2018

b.   Company’s Board of Commissioners, Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.    Board of Commissioners and Directors

Based on resolutions made at the Annual General Meeting (“AGM”) of Stockholders of the Company as covered by notarial deed No. 54 and No. 133 of Ashoya Ratam., S.H., M.Kn., dated April 27, 2018 and May 24, 2019, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2018 and 2019, respectively, were as follows:

	2018	2019
President Commissioner	Hendri Saparini	Rhenald Kasali
Commissioner*	Edwin Hidayat Abdullah	—
Commissioner*	Isa Rachmatarwata	—
Commissioner	Rinaldi Firmansyah	Ismail
Commissioner	—	Marcelino Rumambo Pandin
Independent Commissioner	Pamijati Pamela Johanna	Marsudi Wahyu Kisworo
Independent Commissioner	Cahyana Ahmadjayadi	Cahyana Ahmadjayadi
Independent Commissioner	Margiyono Darsasumarja	Margiyono Darsasumarja
President Director	Alex Janangkih Sinaga	Ririek Adriansyah
Director of Finance	Harry Mozarta Zen	Harry Mozarta Zen
Director of Digital Business	David Bangun	Faizal Rochmad Djoemadi
Director of Strategic Portfolio	—	Achmad Sugiarto
Director of Enterprise and Business Service	Dian Rachmawan	Bogi Witjaksono
Director of Wholesale and International Services	Abdus Somad Arief	Edwin Aristiawan
Director of Human Capital Management	Herdy Rosadi Harman	Edi Witjara
Director of Network, Information Technology and Solution	Zulhelfi Abidin	Zulhelfi Abidin
Director of Consumer Service	Siti Choiriana	Siti Choiriana

*Based on SK-271/MBU/11/2019 dated November 18, 2019, Edwin Hidayat Abdullah was appointed as Vice President Director of PT Angkasa Pura II (Persero) and based on SK-327/MBU/12/2019 dated December 23, 2019, Isa Rachmatarwata was appointed as Commissioner of PT Pertamina (Persero) hence their positions as Commissioners of the Company was ended by law.

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2018 and 2019, were as follows:

	2018	2019
Chairman	Margiyono Darsasumarja	Margiyono Darsasumarja
Secretary	Tjatur Purwadi	Tjatur Purwadi
Member	Rinaldi Firmansyah	Ismail
Member	Cahyana Ahmadjayadi	Marcelino Rumambo Pandin
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

c.    Public offering of securities of the Company

The Company’s number of shares prior to its Initial Public Offering (“IPO”) was totalling 8,400,000,000, consisting of 8,399,999,999 Series B shares and 1 Series A Dwiwarna share, were wholly-owned by the Government. On November 14, 1995, 933,333,000 new Series B shares and 233,334,000 Series B shares owned by the Government were offered to the public through an IPO and listed on the Indonesia Stock Exchange (“IDX”) and 700,000,000 Series B shares owned by the Government were offered to the public and listed on the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”), in the form of American Depositary Shares (“ADS”). There were 35,000,000 ADS and each ADS represented 20 Series B shares at that time.

In December 1996, the Government had a block sale of its 388,000,000 Series B shares, and in 1997, distributed 2,670,300 Series B shares as incentive to the Company’s stockholders who did not sell their shares within one year from the date of the IPO. In May 1999, the Government further sold 898,000,000 Series B shares.

To comply with Law No. 1/1995 on Limited Liability Companies, at the AGM of Stockholders of the Company on April 16, 1999, the Company’s stockholders resolved to increase the Company’s issued share capital by the distribution of 746,666,640 bonus shares through the capitalization of certain additional paid-in capital, which was made to the Company’s stockholders in August 1999. On August 16, 2007, Law No. 1/1995 on Limited Liability Companies was amended by the issuance of Law No. 40/2007 on Limited Liability Companies which became effective on the same date. Law No. 40/2007 has no effect on the public offering of shares of the Company. The Company has complied with Law No. 40/2007.

In December 2001, the Government had another block sale of 1,200,000,000 shares or 11.9% of the total outstanding Series B shares. In July 2002, the Government further sold a block of 312,000,000 shares or 3.1% of the total outstanding Series B shares.

At the AGM of Stockholders of the Company held on July 30, 2004, the minutes of which are covered by notarial deed No. 26 of A. Partomuan Pohan, S.H., LLM., the Company’s stockholders approved the Company’s 2‑for‑1 stock split for Series A Dwiwarna and Series B share. The Series A Dwiwarna share with par value of Rp500 per share was split into 1 Series A Dwiwarna share with par value of Rp250 per share and 1 Series B share with par value of  Rp250 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna share and 39,999,999,999 Series B shares to 1 Series A Dwiwarna share and 79,999,999,999 Series B shares, and the issued capital stock from 1 Series A Dwiwarna share and 10,079,999,639 Series B shares to 1 Series A Dwiwarna share and 20,159,999,279 Series B shares. After the stock split, each ADS represented 40 Series B shares.

During the Extraodinary General Meeting (“EGM”) held on December 21, 2005 and the AGMs held on June 29, 2007, June 20, 2008 and May 19, 2011, the Company’s stockholders approved phase I, II, III and IV plan, respectively, of the Company’s program to repurchase its issued Series B shares.

During the period December 21, 2005 to June 20, 2007, the Company had bought back 211,290,500 shares from the public (stock repurchase program phase I). On July 30, 2013, the Company has sold all such shares.

At the AGM held on April 19, 2013 as covered by notarial deed No. 38 dated April 19, 2013 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the changes to the Company’s plan on the treasury stock acquired under phase III.

At the AGM held on April 19, 2013, the minutes of which were covered by notarial deed No. 38 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the Company’s 5‑for‑1 stock split for Series A Dwiwarna and Series B shares. Series A Dwiwarna share with par value of Rp250 per share was split into 1 Series A Dwiwarna share with par value of Rp50 per share and 4 Series B shares with par value of Rp50 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna and 79,999,999,999 Series B shares to 1 Series A Dwiwarna and 399,999,999,999 Series B shares. The issued capital stock increase from 1 Series A Dwiwarna and 20,159,999,279 Series B shares to 1 Series A Dwiwarna and 100,799,996,399 Series B shares. After the stock split, each ADS represented 200 Series B shares. Effective from October 26, 2016, the Company change the ratio of Depositary Receipt from 1 ADS representing 200 Series B shares to become 1 ADS representing 100 Series B shares (Note 22). Profit per ADS information have been retrospectively adjusted in the consolidated statements of profit or loss and other comprehensive income to reflect the changes in the ratio of ADS.

On May 16 and June 5, 2014, the Company deregistered from Tokyo Stock Exchange (“TSE”)  and delisted from the LSE, respectively.

As of December 31, 2019, all of the Company’s Series B shares are listed on the IDX and 46,018,374 ADS shares are listed on the NYSE (Note 22).

On June 25, 2010, the Company issued the second Rupiah bonds with a nominal amount of Rp1,005 billion for Series A, with a five-year period, and Rp1,995 billion for Series B, with a ten-year period, respectively, which are listed on the IDX (Note 20b).

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I Year 2015, with a nominal amount Rp2,200 billion for Series A, with a seven-year period, Rp2,100 billion for Series B, with a ten-year period, Rp1,200 billion for Series C, with a fifteen-year period, and Rp1,500 billion for Series D, with a thirty-year period, respectively which are listed on the IDX (Note 20b).

On December 21, 2015, the Company sold the remaining shares of treasury shares phase III (Note 23).

On June 29, 2016, the Company sold the treasury shares phase IV.

At the AGM held on April 27, 2018, which were covered by notarial deed No. 54 of Ashoya Ratam, S.H., M.Kn., the stockholders approved for cancellation 1,737,779,800 shares of treasury stock by reduced the Company's capital stock.

d.   Subsidiaries

As of December 31, 2018 and 2019, the Company has consolidated the following directly or indirectly owned subsidiaries (Notes 2b and 2d):

i.  Direct subsidiaries:

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2018	2019	2018	2019
PT Telekomunikasi Seluler (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile celullar services using Global Systems for Mobile Communication (“GSM”) technology	1995	65	65	82,219	104,621
PT Dayamitra Telekomunikasi (“Dayamitra”), Jakarta, Indonesia	Leasing of towers and other telecommunication services	1995	100	100	13,221	21,815
PT Multimedia Nusantara (“Metra”), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	17,213	17,369
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	10,404	11,352
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	5,794	6,043
PT Telkom Akses (“Telkom Akses”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2013	100	100	4,244	4,463
PT Telkom Satelit Indonesia (“Telkomsat”), Jakarta, Indonesia	Telecommunication - provides satellite communication system, and the related services and infrastructures	1996	100	100	3,190	3,306
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	4,004	3,015
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2014	100	100	3,351	1,706
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	782	997
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5
PT Jalin Pembayaran Nusantara (“Jalin”),[a] Jakarta, Indonesia	Payment services - principal, switching, clearing and settlement activities	2016	100	—	298	—

ª  The Company sold 67% it’s ownership on Jalin, and Jalin became an associated company (Note 11).

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

ii.   Indirect subsidiaries:

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2018	2019	2018	2019
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	7,758	6,824
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore"), Singapore	Telecommunication	2008	100	100	3,413	3,763
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media, and call center services	1984	100	100	2,381	2,629
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Property development and management services	2012	55	55	2,128	2,057
Telekomunikasi Indonesia International Ltd., ("Telin Hong Kong"), Hong Kong	Telecommunication	2010	100	100	1,185	2,026
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	1,178	1,732
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,645	1,144
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	1,011	1,001
PT Persada Sokka Tama ("PST"), Jakarta, Indonesia	Providing telecommunication network infrastucture	2000	—	95	—	870
Telekomunikasi Indonesia International S.A. (“Telin TL”) S.A., Dili, Timor Leste	Telecommunication	2012	100	100	677	735
TS Global Network Sdn. Bhd. ("TSGN"), Petaling Jaya, Malaysia	Satellite service	1996	70	70	828	727
PT Swadharma Sarana Informatika ("SSI"), Jakarta, Indonesia	Cash replenishment services and ATM maintenance	2001	51	51	461	594
PT Melon Indonesia (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	457	578
PT Telkomsel Mitra Inovasi ("TMI"), Jakarta, Indonesia	Business management consulting and capital venture services	2019	—	100	—	569
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	346	395
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	250	286
PT Nusantara Sukses Investasi ("NSI"), Jakarta, Indonesia	Service and trading	2014	100	100	286	266
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	167	221
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	93	177
Telekomunikasi Indonesia International Pty. Ltd. (“Telkom Australia”), Sydney, Australia	Telecommunication	2013	100	100	115	117
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	57	90
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (“Telin Malaysia”), Malaysia	Telecommunication	2013	70	70	76	68
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	100	100	16	16

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

e.   Acquisition transactions of subsidiaries

i.    Metra

SSI

Based on Shares Sales and Purchase deed of Utiek Rochmuljati Abdurachman S.H., MLI., M.Kn. No. 3, 4, and 5 dated April 2, 2018, Metra purchase 14,600 shares of SSI ownership interests from Yayasan Danar Dana Swadharma, PT Tri Handayani Utama, dan Koperasi Swadharma or equivalent to 36.50% ownership interests of SSI with purchase consideration amounting Rp220 billion.

Based on notarial deed N.M. Dipo Nusantara Pua Upa, S.H., M.Kn. No. 4 dated April 9, 2018, the Company as Metra's shareholder approved on the subscription for 11,837 new shares issued by SSI with purchase consideration amounting Rp178 billion. These acquired shared resulted in a change in composition to 51% ownership causing Company to have control over SSI as a subsidiary with total purchase consideration amounting to Rp397 billion (consideration paid on acquisition of control net of cash acquired Rp210 billion). Acquisition cost of SSI which was higher than the ownership portion of its net assets value, which amounted to Rp196 billion. As of December 31, 2018, the difference recorded as provisional goodwill. Based on purchase price allocation report, the difference between acquisition cost and fair value of net assets amounting to Rp179 billion, and as of December 31, 2019, the carrying amount of goodwill has been adjusted.

PT Collega Inti Pratama (“CIP”)

Based on notarial deeds of  Utiek Rochmuljati Abdurachman S.H., MLI., M.Kn. No. 151 and 152, dated December 28, 2018, Sigma purchased 2,493 shares of CIP (equal to 67% shares ownership) from PT Upperco Usaha Maxima with purchase consideration paid amounting to Rp208 billion and 111 shares (equal to 3% ownership) from PT Abdi Anugerah Persada with purchase consideration paid amounting Rp9 billion, hence Sigma owns 2,604 shares (equal to 70% ownership shares) causing Sigma to have control over CIP as a subsidiary with total purchase consideration amounting to Rp217 billion (consideration paid on acquisition of control net of cash acquired is Rp188 billion). Acquisition cost of CIP was higher than the ownership portion of its net assets value, which amounting to Rp165 billion. As of December 2018, the difference recorded as provisional goodwill. Based on purchase price allocation report, the difference between the acquisition cost and fair value of net assets amounting to Rp78 billion, and as of December 31, 2019, carrying amount of goodwill has been adjusted.

ii.    TII

TSGN

On December 14, 2017, TII purchased 49% shares ownership in TSGN in exchange for MYR66,150,000 (equivalent to Rp220 billion). TSGN is engaged in providing ICT (Information and Communication Technologies) systems for satellite communication services, satellite bandwith services and Very Small Aperture Terminal (“VSAT”) services. Non-controlling interests of the acquiree are measured at fair value. Based on Sale and Subscription Agreement, TII controls TSGN with ability to place and replace of 3 out of 5 key management members that controls the overall business of TSGN. On April 25, 2018, TII purchased 21% of aditional ownership through newly issued shares.

This acquisition will enhance synergy and utilization of assets and resources between companies in order to provide more innovative services to customers.

The fair values of the identifiable assets and liabilities acquired at acquisition date were:

Total
Assets
Cash and cash equivalents	21
Trade receivables	18
Other current assets	57
Property and equipment	770
Other non-current assets	20
Liabilities
Current liabilities	(422)
Non-current liabilities	(155)
Fair value of identifiable net assets acquired	309
Fair value of non-controlling interest	(157)
Goodwill (Note 15)	68
Fair value consideration transferred	220

Telin Malaysia

On April 18, 2018, TII purchased 21% additional ownership in Telin Malaysia in the exchange for contribution of MYR8,764,789 or equivalent to Rp31 billion (consideration paid on acquisition of control net of cash acquired is Rp16 billion) from Compudyne Telecommunication System Sdn., Bhd. Previously, Telin Malaysia was accounted for as an associate company with 49% ownership. In connection with the acquisition of Telin Malaysia’s shares, TII recognized provisional goodwill amounting to Rp61 billion (Note 15). Based on final purchase price allocation report in 2019, there is no significant difference in the fair values of fixed assets and intangible assets, therefore, as of December 31, 2019, no adjustment on carrying amount of goodwill.

Telin Malaysia’s acquisition objective is to strengthen and to grow business relationship between Malaysia and Indonesia in telecommunication sector.

iii.   Dayamitra

PST

On February 19, 2019, Dayamitra purchased 95% ownership in PST from Rahina Dewayani and Rahayu based on a Conditional Stock Sale and Purchase Agreement. Based on the agreement, Dayamitra purchased 95% ownership of PST amounting to Rp1,113 billion and is required to purchase the remaining 5% ownership of PST within a maximum of 24 months from March 8, 2019, at the same price per share as the acquisition of 95% shares. In connection with such requirement, on December 31, 2019 Dayamitra recognized the liabilities to the previous shareholder of Rp80 billion.

Based on an analysis of the terms and conditions associated with the transaction, it was concluded that at the acquisition date Dayamitra had substantially held 100% ownership of PST shares and as such there were no non-controlling interests.

PST is a company engaged in managing tower rental. This new investment is expected to strengthen the Company's business portfolio. From the acquisition date to December 31, 2019, total revenue and profit before tax recorded by PST and recognized in the consolidated statements of profit or loss and other comprehensive income amounted to Rp200 billion and Rp41 billion, respectively. This acquisition was accounted as a business combination.

Purchase of Indosat’s Towers

On October 14, 2019, Dayamitra signed a Sales Purchase Agreement ("SPA") with PT Indosat, Tbk. ("Indosat") related to the purchase of Indosat's towers. The matters stipulated and agreed simultaneously with the SPA are as follows:

(a)	Transfer of ownership 2,100 telecommunication towers (3,982 tenants) and their licenses;
(b)	Transfer of 1,731 leases of lands previously leased by Indosat from third parties;
(c)	369 leases of lands owned by Indosat; and
(d)	Transfer of the collocation contracts and the related user's details of 3,982 existing tenants in the towers being acquired.

On December 20, 2019, Dayamitra and Indosat have signed Letter Agreement (Closing Memo), as a follow-up on the SPA, amounting to Rp4,443 billion.

In addition, Dayamitra and Indosat also signed Master Tower Lease Agreement ("MTLA"), which stipulated that Indosat agreed to lease back for one each of the slot in 2,100 telecommunication towers acquired. This acquisition was accounted for as an asset acquisition.

The fair values of the identifiable assets and liabilities acquired for these two transactions were:

	Indosat’s
	Tower	PST shares	Total
Assets
Current assets	517	146	663
Property and equipment	3,453	634	4,087
Non-current assets	—	91	91
Liabilities	—	(610)	(610)
Net book value of net assets	3,970	261	4,231
The difference between fair value and book value of fixed assets	—	398	398
Other non-current assets	473	194	667
Deferred tax	—	(148)	(148)
Fair value of identifiable net assets acquired	4,443	705	5,148
Fair value consideration transferred	4,443	1,172	5,615
Goodwill (Note 15)	—	467	467

iv.   Telkomsel

Based on notarial deed of Bonardo Nasution, S.H. No. 12 dated January 18, 2019, Telkomsel established TMI. On February 18, 2019, Telkomsel paid Rp550 billion for 549,989 shares from the total 550,000 shares of TMI.

TMI is a company engaged in innovation and strategic investment. This new investment is expected to strengthen the Company's business portfolio in order to transform to telecommunication digital company.

f.    Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board which have been completed and authorized for issuance by the Board of Directors of the Company on June 15, 2020.